Securities (Tables)	12 Months Ended
Dec. 31, 2012
Securities [Abstract]
Fair value of Securities

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
2012
U.S. Treasury and federal agency	$1,794	$8	$0	$1,802
State and municipal	50,946	4,241	(8)	55,179
Mortgage-backed: residential	62,903	1,755	(20)	64,638
Equity securities	23	8	0	31

Total securities available for sale	$115,666	$6,012	$(28)	$121,650

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
2011
U.S. Treasury and federal agency	$2,430	$16	$0	$2,446
State and municipal	53,841	3,592	(10)	57,423
Mortgage-backed: residential	88,362	2,060	(136)	90,286
Equity securities	23	0	(3)	20

Total securities available for sale	$144,656	$5,668	$(149)	$150,175

Available for sale securities

	2012	2011	2010
Sales of available for sale securities were as follows:
Proceeds	$0	$14,980	$18,775
Gross gains	0	216	679
Gross losses	0	(2)	(26)
Gross gains from calls	0	0	8

Fair value of held to maturity securities

	Amortized
	Cost	Fair Value
Due in one year or less	$1,340	$1,351
Due from one to five years	4,674	4,862
Due from five to ten years	21,008	22,902
Due after ten years	25,718	27,866
Mortgage-backed: residential	62,903	64,638
Equity securities	23	31

	$115,666	$121,650

Unrealized losses of securities

	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss
2012
State and municipal	$1,325	$(8)	$0	$0	$1,325	$(8)
Mortgage-backed: residential	2,772	(20)	0	0	2,772	(20)

Total temporarily impaired	$4,097	$(28)	$0	$0	$4,097	$(28)

	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss
2011
State and municipal	$366	$(3)	$891	$(7)	$1,257	$(10)
Mortgage-backed: residential	22,639	(136)	0	0	22,639	(136)
Equity	20	(3)	0	0	20	(3)

Total temporarily impaired	$23,025	$(142)	$891	$(7)	$23,916	$(149)